Divestitures - Summary of Net Assets Disposed (Parenthetical) (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Elite [Member]
Disclosure in tabular form of consideration received on disposal of business [Line Items]
Percentage of equity investment	19.90%	19.90%